Restricted Net Assets - Additional Information (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Dividends Payable [Line Items]
Threshold limit percentage of registered capital	50.00%
PRC | VIE
Dividends Payable [Line Items]
Restricted net asset, using statutory accounting principles	¥ 498,171	$ 72,228
Minimum
Dividends Payable [Line Items]
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%